S000003463 [Member] Annual Fund Operating Expenses - Sit Developing Markets Growth Fund - Sit Developing Markets Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	0.99%	[1]

[1]
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.